Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 76,609	$ 39,788	$ 703,825
Accounts receivable, net of allowance for doubtful accounts of $143,906 and $145,579, respectively	13,135	79,529	15,993
Inventory, net of reserve for obsolescence of $80,000, respectively	642,998	859,179	574,811
Prepaids			278,707
Other current assets		45,262	30,373
Total current assets	732,742	1,023,758	1,603,709
NON-CURRENT ASSETS
Property, plant and equipment, net	325,683	348,064	348,037
Right-of-use asset, net	707,997	762,464	966,955
Intangible property, net	63,762	66,201	75,955
Deposits	13,350	15,125	15,125
Total assets	1,843,534	2,215,612	3,009,781
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,587,187	1,379,227	541,123
Accrued compensation	162,083	137,083	329,583
Notes payable	732,753	712,499
Acquisition obligations, current	654,403	659,550	60,000
Lease liabilities, current	201,384	209,685	213,837
Convertible debt, net of discount of $318,270 and $183,940, respectively	629,378	411,060	849,933
Derivative liability			2,121,000
Total current liabilities	5,751,339	5,294,755	4,129,450
NON-CURRENT LIABILITIES
Notes payable, net of current	57,999	57,055	25,338
Acquisition obligations, net of current			615,317
Lease liabilities, net of current	579,148	629,197	838,883
Total liabilities	6,388,486	5,981,007	7,134,639
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred Stock, $.00001 par value, 5,702,000 shares authorized, 989,000 and 988,000 issued and outstanding, respectively	10	10	10
Common Stock, $.00001 par value, 10,500,000,000 authorized, 2,139,440,557 and 2,000,276,378, issued and outstanding, respectively	21,394	20,003	10,047
Common stock issuable (169,999,860 shares)	1,386,489	1,386,497	1,386,497
Additional paid-in capital	19,252,920	18,441,303	10,778,761
Accumulated deficit	(25,205,765)	(23,613,208)	(16,300,173)
Total stockholders’ deficit	(4,544,952)	(3,765,395)	(4,124,858)
Total liabilities and stockholders’ deficit	1,843,534	2,215,612	3,009,781
Nonrelated Party [Member]
CURRENT LIABILITIES
Notes payable		712,499	7,974
Related Party [Member]
CURRENT LIABILITIES
Notes payable	$ 1,784,151	1,785,651	6,000
NON-CURRENT LIABILITIES
Notes payable, net of current			$ 1,525,651